UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Cyrus Capital Partners, L.P.
Address: 399 Park Avenue, 39th Floor

         New York, NY  10022

13F File Number:  28-10102

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jennifer M. Pulick
Title:     Chief Compliance Officer
Phone:     212-380-5821

Signature, Place, and Date of Signing:

/s/ Jennifer M. Pulick     New York, NY     November 12, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     30

Form13F Information Table Value Total:     $250,801 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                   FORM 13F INFORMATION TABLE
                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER    OTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS CUSIP     (x$1000)   PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
---------------------------- -------------- --------- --------   -------- -- ---- ------- -------- ------ ------ -----
ALERE INC                    COM            01449J105  1577.43      51000 SH       SOLE             51000    0     0
BP PLC                       SPONSORED ADR  055622104   658.72      16000 SH       SOLE             16000    0     0
CHARTER COMMUNICATIONS INC D CL A NEW       16117M305   811.30542   23180 SH       SOLE             23180    0     0
CIT GROUP INC                COM NEW        125581801 89552.63044 2193842 SH       SOLE           2193842    0     0
COTT CORP QUE                COM            22163N106   957.7      122000 SH       SOLE            122000    0     0
ENDEAVOUR INTL CORP          COM            29259G101  5985.59871 4639999 SH       SOLE           4639999    0     0
EXCO RESOURCES INC           COM            269279402 87679.57208 5896407 SH       SOLE           5896407    0     0
FORESTAR GROUP INC           COM            346233109   341         20000 SH       SOLE             20000    0     0
GRAHAM PACKAGING CO INC      COM            384701108  1041.77934   88137 SH       SOLE             88137    0     0
HAWAIIAN HOLDINGS INC        COM            419879101   143.76      24000 SH       SOLE             24000    0     0
HEALTHSPRING INC             COM            42224N101   671.84      26000 SH       SOLE             26000    0     0
KOHLBERG CAPITAL CORP        COM            500233101  7358.24403 1099887 SH       SOLE           1099887    0     0
LEAR CORP                    COM NEW        521865204   789.3       10000 SH       SOLE             10000    0     0
MACQUARIE INFRASTR CO LLC    MEMBERSHIP INT 55608B105   930         60000 SH       SOLE             60000    0     0
MASCO CORP                   COM            574599106  1211.1      110000 SH       SOLE            110000    0     0
MOTRICITY INC                COM            620107102 10872.70564 1031565 SH       SOLE           1031565    0     0
NL INDS INC                  COM NEW        629156407   291.23192   32074 SH       SOLE             32074    0     0
OFFICE DEPOT INC             COM            676220106  8050       1750000 SH       SOLE           1750000    0     0
PACTIV CORP                  COM            695257105  3053.948     92600 SH       SOLE             92600    0     0
QUAD / GRAPHICS INC          COM CL A       747301109 18211.08224  389792 SH       SOLE            389792    0     0
REGAL ENTMT GROUP            CL A           758766109   965.632     73600 SH       SOLE             73600    0     0
SARATOGA INVT CORP           COM NEW        80349A208   343.36829   18007 SH       SOLE             18007    0     0
SMURFIT-STONE CONTAINER CORP COM            83272A104   918.5       50000 SH       SOLE             50000    0     0
SPECTRUM BRANDS HLDGS INC    COM            84763R101  1494.9       55000 SH       SOLE             55000    0     0
STERLING FINL CORP WASH      COM            859319105  1780.9267  8000000 SH       SOLE           8000000    0     0
SUN HEALTHCARE GROUP INC     COM NEW        866933401   914.76     108000 SH       SOLE            108000    0     0
TEMPLE INLAND INC            COM            879868107   671.76      36000 SH       SOLE             36000    0     0
UNITEDHEALTH GROUP INC       COM            91324P102  1685.28      48000 SH       SOLE             48000    0     0
WABASH NATL CORP             COM            929566107  1156.87     143000 SH       SOLE            143000    0     0
WELLPOINT INC                COM            94973V107   679.68      12000 SH       SOLE             12000    0     0